Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Balances for the Operating Leases

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$73	$6,383

Lease liabilities – current	$(4)	$(2,250)
Lease liabilities – non-current	-	(4,804)
Total operating lease liabilities	$(4)	$(7,054)

The components of operating lease expenses are as follows:

	For the years ended December 31,
	2025	2024	2023
Operating lease expense	$903	$2,767	$2,383
Short-term lease expense	283	314	2,252
Lease termination expense	56	74	-
Total lease expense	$1,242	$3,155	$4,635

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2025	2024
Weighted-average remaining lease term (in years)	0.50	2.99
Weighted-average discount rate	3.10%	4.31%

Schedule of Future Minimum Payments Operating Lease

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2025:

For the year ended December 31,	Amounts
2026	$4
Total lease payments	4
Less: imputed interest	-
Total operating lease liabilities, net of interest	$4